Document and Entity Information	Dec. 23, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 23, 2022
Entity Registrant Name	Akili, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40558
Entity Tax Identification Number	98-1586159
Entity Address, Address Line One	125 Broad Street
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	456-0597
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	AKLI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of Akili, Inc., filed on December 23, 2022 (the “Original Form 8-K”). The Original Form 8-K was inadvertently filed prematurely by Akili, Inc.’s service provider and this Form 8-K/A is being filed to correct that error.
Entity Central Index Key	0001850266